Summary of Accounting Policies - Extended Product Warranty Contracts and Pension (Details)	12 Months Ended
Dec. 31, 2020
Extended product warranty
Defined benefit plan, market related valuation method, period for change in fair value of plan assets	5 years
Minimum
Extended product warranty
Extended product warranty contracts, estimated life	5 years
Maximum
Extended product warranty
Extended product warranty contracts, estimated life	40 years
Weighted Average
Extended product warranty
Extended product warranty contracts, estimated life	20 years